Schedule of Restricted Stock Awards Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant forfeited cancelled		(3,006)
Share-Based Payment Arrangement, Option [Member] | 2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant beginning balance	10,455	13,461
Outstanding stock awards beginning balance	17,283	17,283
Weighted average exercise price beginning balance	$ 8.20	$ 19.40
Weighted average remaining contractual life years	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Aggregate intrinsic value, beginning balance	$ 944,544	$ 2,061,303
Shares available for grant, granted
Outstanding stock awards, granted
Weighted average exercise price granted
Shares available for grant forfeited cancelled
Outstanding stock awards, exercised		(3,006)
Weighted average exercise price exercised		$ (13.40)
Shares available for grant forfeited cancelled		(3,006)
Outstanding stock awards, forfeited cancelled		3,006
Weighted average exercise price forfeited cancelled		$ 13.40
Shares available for grant beginning balance	10,455	10,455	13,461
Aggregate intrinsic value, beginning balance	$ 944,544	$ 944,544	$ 2,061,303
Restricted Stock [Member] | 2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for nonvested, beginning balance	191,622	191,622
Weighted average grant fair value, beginning balance	$ 295.00	$ 295.00
Shares available for nonvested, granted	350,000		191,622
Weighted average grant fair value, beginning balance	$ 2.91
Shares available for nonvested, vested	398,590
Weighted average grant fair value,vested	$ 2.91
Shares available for nonvested, forfeited	143,032
Weighted average grant fair value, forfeited
Shares available for nonvested, ending balance		191,622	191,622
Weighted average grant fair value, ending balance		$ 295.00	$ 295.00
Shares available for nonvested, forfeited	(143,032)